                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-3387

                      (Investment Company Act File Number)

              Federated U.S. Government Securities Fund: 2-5 Years
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/06

             Date of Reporting Period: Fiscal year ended 1/31/06
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

ANNUAL SHAREHOLDER REPORT

January 31, 2006

Institutional Shares
Institutional Service Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.26	$11.54	$11.61	$11.10	$10.87
Income From Investment Operations:
Net investment income	0.42	0.41	0.40	0.49	0.55
Net realized and unrealized gain (loss) on investments	(0.32)	(0.29)	(0.07)	0.51	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.12	0.33	1.00	0.78
Less Distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.40)	(0.49)	(0.55)
Net Asset Value, End of Period	$10.94	$11.26	$11.54	$11.61	$11.10
Total Return [1]	0.95%	1.10%	2.88%	9.19%	7.35%

Ratios to Average Net Assets:
Net expenses	0.58%	0.59%	0.57%	0.57%	0.57%
Net investment income	3.82%	3.55%	3.44%	4.29%	5.00%
Expense waiver/reimbursement [2]	0.13%	0.25%	0.24%	0.25%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$653,836	$733,782	$798,927	$784,439	$595,909
Portfolio turnover	113%	66%	52%	31%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.26		$11.54	$11.61	$11.10	$10.87
Income From Investment Operations:
Net investment income	0.40		0.38	0.37	0.46	0.52
Net realized and unrealized gain (loss) on investments	(0.32)		(0.28)	(0.07)	0.51	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.10	0.30	0.97	0.76
Less Distributions:
Distributions from net investment income	(0.40)		(0.38)	(0.37)	(0.46)	(0.53)
Net Asset Value, End of Period	$10.94		$11.26	$11.54	$11.61	$11.10
Total Return [1]	0.73	% [2]	0.84%	2.63%	8.92%	7.08%

Ratios to Average Net Assets:
Net expenses	0.79%		0.84%	0.81%	0.81%	0.81%
Net investment income	3.62%		3.29%	3.21%	4.02%	4.76%
Expense waiver/reimbursement [3]	0.27%		0.25%	0.25%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,797		$101,602	$115,257	$114,335	$61,271
Portfolio turnover	113%		66%	52%	31%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended January 31,				Period Ended
	2006		2005		1/31/2004	[1]
Net Asset Value, Beginning of Period	$11.26		$11.54		$11.61
Income From Investment Operations:
Net investment income	0.34		0.34		0.25
Net realized and unrealized loss on investments	(0.31)		(0.30)		(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.03		0.04		0.18
Less Distributions:
Distributions from net investment income	(0.35)		(0.32)		(0.25)
Net Asset Value, End of Period	$10.94		$11.26		$11.54
Total Return [2]	0.23%		0.37%		1.60%

Ratios to Average Net Assets:
Net expenses	1.29%		1.30%		1.30	% [3]
Net investment income	3.15%		2.84%		2.79	% [3]
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,332		$977		$2,270
Portfolio turnover	113%		66%		52	% [6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to January 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended January 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2005	Ending Account Value 1/31/2006	Expenses Paid During Period	[1]
Actual:
Institutional Shares	$1,000	$1,008.40	$2.99
Institutional Service Shares	$1,000	$1,007.40	$3.90
Class K Shares	$1,000	$1,004.80	$6.47
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.23	$3.01
Institutional Service Shares	$1,000	$1,021.32	$3.92
Class K Shares	$1,000	$1,018.75	$6.51

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.59%
Institutional Service Shares	0.77%
Class K Shares	1.28%

Management's Discussion of Fund Performance

For the 12-month reporting period ended January 31, 2006, Federated U.S. Government Securities Fund: 2-5 Years total return was 0.95% for Institutional Shares, 0.73% for Institutional Service Shares and 0.23% for Class K Shares, compared to 0.85% for the Merrill Lynch U.S. Treasuries 3-5 Year Treasury Index (Index). 1 The Fund paid taxable dividends at a rate of 3.79% for Institutional Shares, 3.57% for Institutional Service Shares and 3.07% for Class K Shares, which more than offset the 2.84% decline in NAV caused by higher short-term interest rates, enabling the Fund to generate a positive total return.

During the period, the most significant factors affecting the fund's performance relative to the Index were: (1) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (2) the portfolio's overall duration 2 ; and (3) the allocation of the portfolio between U.S. Treasury and U.S. Agency securities.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

For the 12-month reporting period ended January 31, 2006, interest rates rose across the maturity spectrum, with shorter maturities rising more than longer maturities in response to the Federal Reserve Board's continued tightening of monetary policy. Two-year Treasury rates rose 124 basis points (from 3.27% to 4.52%), while 5-year Treasury rates rose 76 basis points (from 3.69% to 4.45%).

The yield on Agency notes increased more than the yield on Treasury notes of corresponding duration. Similar increases in spreads over Treasury securities were seen for mortgage-backed securities, corporate debt securities and interest rate swaps.

1 The Merrill Lynch 3-5 Year Treasury Index is an unmanaged index tracking U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

YIELD CURVE

The primary reason for the outperformance relative to the Index was that the Fund was better positioned for a flattening of the yield curve. This meant that the Fund owned more government notes with shorter and longer maturities than the Index, allowing it to benefit from the outperformance of these issues relative to notes with intermediate maturities.

DURATION

A secondary factor in the Fund's outperformance was a more defensive duration position than the Index. This meant that the Fund had less price sensitivity to changes in interest rates, which helped to reduce price losses in a rising interest rate environment. 3

SECTOR ALLOCATION

One factor that detracted from the Fund's performance was a position in government agency notes, which modestly underperformed the U.S. Treasury notes measured by the Index.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional Shares) (the " Fund") from January 31, 1996 to January 31, 2006 compared to the Merrill Lynch 3 Year Treasury Index (ML3T), 2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), 2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA) 3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA). 3

Average Annual Total Returns for the Period Ended 1/31/2006
1 Year	0.95%
5 Years	4.24%
10 Years	4.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional Service Shares) (the " Fund") from January 31, 1996 to January 31, 2006 compared to the Merrill Lynch 3 Year Treasury Index (ML3T), 2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), 2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA) 3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA). 3

Average Annual Total Returns for the Period Ended 1/31/2006
1 Year	0.73%
5 Years	3.99%
10 Years	4.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in the Federated U.S. Government Securities Fund: 2-5 Years (Class K Shares) (the "Fund") from January 31, 1996 to January 31, 2006, compared to the Merrill Lynch 3 Year Treasury Index (ML3T) 2 , the Merrill Lynch 3-5 Year Treasury Index (ML3-5T) 2 , the Lipper Short U.S. Treasury Funds Average (LSUSTFA) 3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA). 3

Average Annual Total Returns for the Period Ended 1/31/2006
1 Year	0.23%
5 Years	3.49%
10 Years	4.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At January 31, 2006, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Treasury Securities	75.6%
U.S. Government Agency Securities	22.9%
Repurchase Agreements--Cash	0.9%
Repurchase Agreements--Collateral [2]	47.2%
Other Assets and Liabilities--Net [3]	(46.6)%
TOTAL	100.0%

At January 31, 2006, the Fund's effective maturity 4 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
Less than 2 Years [5]	17.4%
2-5 Years	70.9%
Greater than 5 Years	11.1%
Repurchase Agreements--Collateral [2]	47.2%
Other Assets and Liabilities--Net [3]	(46.6)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral received in securities lending transactions, as well as cash held to cover payments on delayed delivery transactions.

3 See Statement of Assets and Liabilities.

4 For callable investments, "effective maturity" is the unexpired period until the earliest date the investment is subject to prepayment or repurchase by the issuer (and market conditions indicate that the issuer will prepay or repurchase the investment). For adjustable rate investments, "effective maturity" is the unexpired period until the date of the earliest interest rate adjustment. For all other investments "effective maturity" is the unexpired period until final maturity.

5 Does not include repurchase agreements purchased with cash collateral received in securities lending transactions or cash held to cover payments on delayed delivery transactions.

Portfolio of Investments

January 31, 2006

Principal Amount			Value
		U.S. TREASURY--75.6%
$29,000,000	[1]	4.250%, 11/30/2007	$28,859,272
37,000,000	[1]	4.375%, 12/31/2007	36,896,407
81,500,000	[1]	2.625%, 3/15/2009	77,117,207
34,000,000	[1]	3.875%, 5/15/2009	33,364,054
33,500,000	[1]	4.000%, 6/15/2009	32,988,334
42,000,000	[1]	3.500%, 11/15/2009	40,553,444
21,000,000		3.500%, 2/15/2010	20,225,489
45,000,000		6.500%, 2/15/2010	48,274,061
20,000,000	[1]	3.875%, 5/15/2010	19,513,526
31,500,000	[1]	3.875%, 7/15/2010	30,718,658
63,000,000		3.875%, 9/15/2010	61,362,781
51,000,000	[1]	4.250%, 10/15/2010	50,455,091
23,000,000	[1]	5.000%, 8/15/2011	23,566,688
25,283,670		3.000%, 7/15/2012	26,939,558
11,000,000	[1]	4.375%, 8/15/2012	10,912,454
17,000,000		13.250%, 5/15/2014	21,490,820
		TOTAL U.S. TREASURY (IDENTIFIED COST $566,244,075)	563,237,844
		GOVERNMENT AGENCIES--22.9%
21,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	21,013,652
10,000,000		Federal Home Loan Bank System, 4.875%, 5/15/2007	10,007,638
25,000,000		Federal Home Loan Bank System, 7.625%, 5/15/2007	25,870,978
20,000,000		Federal Home Loan Mortgage Corp., 4.110%, 2/16/2010	19,418,730
22,000,000		Federal Home Loan Bank System, 4.250%, 6/11/2010	21,456,906
40,000,000		Federal Home Loan Mortgage Corp., 5.000%, 11/1/2010	39,623,800
33,000,000		Federal Home Loan Mortgage Corp., 4.750%, 1/18/2011	32,903,864
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $170,294,073)	170,295,568
Principal Amount			Value
		REPURCHASE AGREEMENTS--48.1%
$7,089,000		Interest in $1,760,000,000 joint repurchase agreement 4.460%, dated 1/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2046 for $1,760,218,044 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,806,205,318.	$7,089,000
176,294,000		Interest in $1,400,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/19/2025 for $1,400,173,833 on 2/1/2006. The market value of the underlying securities at the end of the period was $1,428,000,907. (purchased with proceeds from securities lending collateral)	176,294,000
175,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.470%, dated 1/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2036 for $2,000,248,333 on 2/1/2006. The market value of the underlying securities at the end of the period was $2,044,906,334. (purchased with proceeds from securities lending collateral)	175,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	358,383,000
		TOTAL INVESTMENTS--146.6% (IDENTIFIED COST $1,094,921,148) [2]	1,091,916,412
		OTHER ASSETS AND LIABILITIES - NET--(46.6)%	(346,951,522)
		TOTAL NET ASSETS--100%	$744,964,890

1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $1,094,921,148.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2006

Assets:
Investment in securities	$733,533,412
Investments in repurchase agreements	358,383,000
Total investments in securities, at value, including $340,156,929 of securities loaned (identified cost $1,094,921,148)		$1,091,916,412
Cash		854
Income receivable		8,704,116
Receivable for investments sold		30,680,914
Receivable for shares sold		765,858
TOTAL ASSETS		1,132,068,154
Liabilities:
Payable for investments purchased	32,965,161
Payable for shares redeemed	1,770,723
Income distribution payable	848,832
Payable for shareholder services fee (Note 5)	24,106
Payable for distribution services fee (Note 5)	1,259
Payable for collateral due to broker	351,294,000
Accrued expenses	199,183
TOTAL LIABILITIES		387,103,264
Net assets for 68,120,719 shares outstanding		$744,964,890
Net Assets Consist of:
Paid-in capital		$764,785,183
Net unrealized depreciation of investments		(3,004,736)
Accumulated net realized loss on investments		(16,806,792)
Distributions in excess of net investment income		(8,765)
TOTAL NET ASSETS		$744,964,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$653,835,788 ÷ 59,788,400 shares outstanding, no par value, unlimited shares authorized		$10.94
Institutional Service Shares:
$87,797,130 ÷ 8,027,681 shares outstanding, no par value, unlimited shares authorized		$10.94
Class K Shares:
$3,331,972 ÷ 304,638 shares outstanding, no par value, unlimited shares authorized		$10.94

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2006

Investment Income:
Interest (including income on securities loaned of $751,134)			$34,866,773
Expenses:
Investment adviser fee (Note 5)		$3,163,810
Administrative personnel and services fee (Note 5)		632,599
Custodian fees		41,357
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		397,934
Transfer and dividend disbursing agent fees and expenses--Institutional Services Shares		40,666
Transfer and dividend disbursing agent fees and expenses--Class K Shares		3,690
Directors'/Trustees' fees		16,632
Auditing fees		15,987
Legal fees		9,240
Portfolio accounting fees		133,099
Distribution services fee--Institutional Service Shares (Note 5)		242,639
Distribution services fee--Class K Shares (Note 5)		7,028
Shareholder services fee--Institutional Shares (Note 5)		891,934
Shareholder services fee--Institutional Service Shares (Note 5)		240,024
Share registration costs		58,862
Printing and postage		35,520
Insurance premiums		14,814
Miscellaneous		20,380
TOTAL EXPENSES		5,966,215
Waivers and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	$(29,893)
Waiver of distribution services fee--Institutional Service Shares	(242,639)
Waiver of shareholder services fee--Institutional Shares	(822,684)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(17,408)
Reimbursement of shareholder services fee--Institutional Service Shares	(15,088)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,127,712)
Net expenses			4,838,503
Net investment income			30,028,270
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(8,212,063)
Net change in unrealized depreciation of investments			(14,956,672)
Net realized and unrealized loss on investments			(23,168,735)
Change in net assets resulting from operations			$6,859,535

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,028,270	$30,640,206
Net realized gain (loss) on investments	(8,212,063)	1,821,400
Net change in unrealized appreciation/depreciation on investments	(14,956,672)	(24,224,077)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,859,535	8,237,529
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(26,501,066)	(27,090,884)
Institutional Service Shares	(3,505,158)	(3,393,015)
Class K Shares	(43,948)	(79,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,050,172)	(30,563,825)
Share Transactions:
Proceeds from sale of shares	188,668,549	302,159,435
Net asset value of shares issued to shareholders in payment of distributions declared	18,826,314	18,655,069
Cost of shares redeemed	(275,700,588)	(378,581,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(68,205,725)	(57,766,560)
Change in net assets	(91,396,362)	(80,092,856)
Net Assets:
Beginning of period	836,361,252	916,454,108
End of period (including undistributed (distributions in excess of) net investment income of $(8,765) and $13,137, respectively)	$744,964,890	$836,361,252

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2006

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2006, the market value of securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$340,156,929	$351,294,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended January 31	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,320,912	$147,708,561	21,614,754	$246,327,776
Shares issued to shareholders in payment of distributions declared	1,447,557	16,027,390	1,407,584	16,026,700
Shares redeemed	(20,154,897)	(223,322,675)	(27,080,057)	(308,289,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,386,428)	$(59,586,724)	(4,057,719)	$(45,935,452)

Year Ended January 31	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,395,547	$37,695,406	4,658,543	$53,150,749
Shares issued to shareholders in payment of distributions declared	248,823	2,755,413	224,002	2,550,212
Shares redeemed	(4,641,078)	(51,463,751)	(5,846,187)	(66,315,761)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(996,708)	$(11,012,932)	(963,642)	$(10,614,800)

Year Ended January 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	296,043	$3,264,582	232,963	$2,680,910
Shares issued to shareholders in payment of distributions declared	3,938	43,511	6,857	78,157
Shares redeemed	(82,138)	(914,162)	(349,709)	(3,975,375)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	217,843	$2,393,931	(109,889)	$(1,216,308)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,165,293)	$(68,205,725)	(5,131,250)	$(57,766,560)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income	$30,050,172	$30,563,825

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$840,067
Net unrealized depreciation	$(3,004,736)
Capital loss carryforward	$11,838,743

At January 31, 2006, the cost of investments for federal tax purposes was $1,094,921,148. The net unrealized depreciation of investments for federal tax purposes was $3,004,736. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,443,488 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,448,224.

At January 31, 2006, the Fund had a capital loss carryforward of $11,838,743 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$8,268,073
2014	$3,570,670

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2006, for federal income tax purposes, post October losses of $4,968,049 were deferred to February 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee or reimburse other operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended January 31, 2006, the Adviser voluntarily reimbursed $17,408 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended January 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended January 31, 2006, FSC voluntarily waived $242,639 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended January 31, 2006, FSC retained $1,722 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Services Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended January 31, 2006, FSSC voluntarily waived $822,684 of its fee. For the year ended January 31, 2006, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $15,088 for the year ended January 31, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), including the portfolio of investments, as of January 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
March 10, 2006

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: December 1981	Principal Occupations :
Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions :
Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: December 1981	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski has been the Fund's Portfolio Manager since May 2004. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Began serving: June 2005	Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. He is Vice President of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202
Cusip 31428P301

30063 (3/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2006 - $20,383

                        Fiscal year ended 2005 - $15,984

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $81

                  Fiscal year ended 2005 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $111,153 and $16,500 respectively.  Sarbanes Oxley sec. 302 procedures.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $175,550

            Fiscal year ended 2005 - $276,937

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/Richard A. Novak
               Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        March 23, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        March 23, 2006